Shareholder Report	12 Months Ended	58 Months Ended	112 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE NEW HORIZONS FUND, INC.
Entity Central Index Key	0000080248
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005478
Shareholder Report [Line Items]
Fund Name	New Horizons Fund
Class Name	Investor Class
Trading Symbol	PRNHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Investor Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small-caps also posted a second consecutive year of positive gains but continued to materially underperform large-caps. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection in the financials sector contributed the most to performance relative to the Russell 2000 Growth Index. Toast, a leading software provider for restaurants, performed well amid strong earnings results driven by favorable sales growth and market expansion trends. An underweight allocation to the materials sector also had a modest positive impact on relative performance.

  Stock selection in the industrials and business services sector detracted the most, as SiteOne Landscaping Supply modestly underperformed due to poor sentiment regarding the residential housing space. Stock choices in the information technology (IT) sector was also a significant detractor, as persistent weakness in key end markets weighed on the results of IT consulting firm Endava.

  The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. We remain committed to our time-tested and disciplined investment process to invest in companies that are competitively advantaged; have pricing power; allocate capital well; and have idiosyncratic growth drivers spanning fertile investment areas like technology, health care, industrials and business services, and consumer sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Horizons Fund (Investor Class)	3.86%	6.56%	11.29%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 2000 Growth Index (Strategy Benchmark)	15.15	6.86	8.09

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 19,762,685,000	$ 19,762,685,000	$ 19,762,685,000
Holdings Count | Holding	226	226	226
Advisory Fees Paid, Amount	$ 128,239,000
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$19,762,685 Number of Portfolio Holdings226
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	27.7%
Information Technology	26.7
Health Care	26.2
Financials	6.2
Consumer Discretionary	4.3
Energy	2.8
Materials	1.6
Real Estate	0.4
Communication Services	0.0
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Dayforce	3.4%
Teledyne Technologies	2.8
BILL Holdings	2.7
HubSpot	2.6
Toast	2.5
Argenx	2.5
Paylocity Holding	2.5
Bio-Techne	2.4
Corpay	2.3
IDEX	2.2

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159684
Shareholder Report [Line Items]
Fund Name	New Horizons Fund
Class Name	I Class
Trading Symbol	PRJIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - I Class	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small-caps also posted a second consecutive year of positive gains but continued to materially underperform large-caps. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection in the financials sector contributed the most to performance relative to the Russell 2000 Growth Index. Toast, a leading software provider for restaurants, performed well amid strong earnings results driven by favorable sales growth and market expansion trends. An underweight allocation to the materials sector also had a modest positive impact on relative performance.

  Stock selection in the industrials and business services sector detracted the most, as SiteOne Landscaping Supply modestly underperformed due to poor sentiment regarding the residential housing space. Stock choices in the information technology (IT) sector was also a significant detractor, as persistent weakness in key end markets weighed on the results of IT consulting firm Endava.

  The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. We remain committed to our time-tested and disciplined investment process to invest in companies that are competitively advantaged; have pricing power; allocate capital well; and have idiosyncratic growth drivers spanning fertile investment areas like technology, health care, industrials and business services, and consumer sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
New Horizons Fund (I Class)	3.99%	6.69%	11.75%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.71
Russell 2000 Growth Index (Strategy Benchmark)	15.15	6.86	8.48

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 19,762,685,000	$ 19,762,685,000	$ 19,762,685,000
Holdings Count | Holding	226	226	226
Advisory Fees Paid, Amount	$ 128,239,000
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$19,762,685 Number of Portfolio Holdings226
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	27.7%
Information Technology	26.7
Health Care	26.2
Financials	6.2
Consumer Discretionary	4.3
Energy	2.8
Materials	1.6
Real Estate	0.4
Communication Services	0.0
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Dayforce	3.4%
Teledyne Technologies	2.8
BILL Holdings	2.7
HubSpot	2.6
Toast	2.5
Argenx	2.5
Paylocity Holding	2.5
Bio-Techne	2.4
Corpay	2.3
IDEX	2.2

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219323
Shareholder Report [Line Items]
Fund Name	New Horizons Fund
Class Name	Z Class
Trading Symbol	TRUZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small-caps also posted a second consecutive year of positive gains but continued to materially underperform large-caps. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection in the financials sector contributed the most to performance relative to the Russell 2000 Growth Index. Toast, a leading software provider for restaurants, performed well amid strong earnings results driven by favorable sales growth and market expansion trends. An underweight allocation to the materials sector also had a modest positive impact on relative performance.

  Stock selection in the industrials and business services sector detracted the most, as SiteOne Landscaping Supply modestly underperformed due to poor sentiment regarding the residential housing space. Stock choices in the information technology (IT) sector was also a significant detractor, as persistent weakness in key end markets weighed on the results of IT consulting firm Endava.

  The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. We remain committed to our time-tested and disciplined investment process to invest in companies that are competitively advantaged; have pricing power; allocate capital well; and have idiosyncratic growth drivers spanning fertile investment areas like technology, health care, industrials and business services, and consumer sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
New Horizons Fund (Z Class)	4.68%	13.34%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell 2000 Growth Index (Strategy Benchmark)	15.15	17.33

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 19,762,685,000	$ 19,762,685,000	$ 19,762,685,000
Holdings Count | Holding	226	226	226
Advisory Fees Paid, Amount	$ 128,239,000
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$19,762,685 Number of Portfolio Holdings226
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	27.7%
Information Technology	26.7
Health Care	26.2
Financials	6.2
Consumer Discretionary	4.3
Energy	2.8
Materials	1.6
Real Estate	0.4
Communication Services	0.0
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Dayforce	3.4%
Teledyne Technologies	2.8
BILL Holdings	2.7
HubSpot	2.6
Toast	2.5
Argenx	2.5
Paylocity Holding	2.5
Bio-Techne	2.4
Corpay	2.3
IDEX	2.2

Updated Prospectus Web Address	www.troweprice.com/paperless